April 30, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      Gabelli Capital Series Funds, Inc.
         Securities Act File No. 33-61254
         Investment Company Act File No. 811-07644
         -----------------------------------------

Ladies and Gentlemen:

On behalf of Gabelli Capital Series Funds, Inc. (the "Fund"), and pursuant to Rule 485(b)(1) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby transmit for filing with the Securities and Exchange Commission (the "SEC") Post-Effective Amendment No. 19 to the Fund's Registration Statement under the 1933 Act and Amendment No. 21 to the Fund's Registration Statement under the Investment Company Act of 1940 (the "Amendment").

We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment may be directed to the undersigned at
(202) 303-1262.

Very truly yours,

/s/ David Joire
---------------
David Joire

Enclosures

cc:      Rose F. DiMartino, Willkie Farr & Gallagher LLP
         Bruce N. Alpert, Gabelli Funds, LLC